Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation charge	$ 952,000,000	$ 844,000,000	$ 785,000,000
Tax incentives and capital investment funding	13,000,000	10,000,000	54,000,000
Reduction in depreciation charges due to public funding	61,000,000	59,000,000	53,000,000
Cash proceeds from sale of property, plant and equipment	2,000,000	4,000,000	7,000,000
Impairment of long-lived assets	$ 0	$ 0	$ 3,000,000